Goodwill and Intangible Assets (Details) - Schedule of Future Amortization Expense of Intangible Assets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expected Future Amortization Expense of Intangible Assets [Abstract]
Remainder of 2024	$ 578,763
2025	664,166	$ 786,776
2026	600,139	664,166
2027	379,382	600,139
2028	82,564	379,382
Total	$ 2,305,014	$ 2,513,028	$ 2,729,574